UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-859

MASSACHUSETTS INVESTORS GROWTH STOCK FUND
(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Susan S. Newton
Massachusetts Financial Services Company
500 Boylston Street
Boston, Massachusetts 02116
(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS® Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 02/28/06

MFS® Massachusetts Investors Growth Stock Fund

MFS INVESTMENT MANAGEMENT®

Massachusetts Investors Growth Stock Fund PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2006

Issuer	Shares/Par	Value ($)

Common Stocks – 95.1%

Aerospace– 1.0%

United Technologies Corp. (l)	1,271,660	$74,392,110

Apparel Manufacturers– 2.1%

Cintas Corp. (l)	834,820	$34,302,754

Nike, Inc., "B"	1,325,590	115,034,700

		$149,337,454

Automotive– 1.1%

Harman International Industries, Inc. (l)	730,340	$80,593,019

Banks & Credit Companies– 4.1%

American Express Co.	2,110,930	$113,736,908

SLM Corp.	2,169,780	122,397,290

UBS AG	566,236	60,211,202

UBS AG	27,670	2,939,384

		$299,284,784

Biotechnology– 5.8%

Amgen, Inc. (n)	1,712,840	$129,302,292

Celgene Corp. (n)	1,811,400	68,833,200

Genentech, Inc. (n)	343,100	29,400,239

Genzyme Corp. (n)	1,446,340	100,289,216

Gilead Sciences, Inc. (n)	1,525,010	94,962,373

		$422,787,320

Broadcast & Cable TV– 0.9%

Grupo Televisa S.A., ADR	572,830	$44,944,242

Walt Disney Co.	781,270	21,867,743

		$66,811,985

Brokerage & Asset Managers– 1.9%

Chicago Mercantile Exchange Holdings, Inc.	101,580	$43,232,448

Franklin Resources, Inc.	206,610	21,214,715

Merrill Lynch & Co., Inc. (l)	318,350	24,579,804

Morgan Stanley	830,900	49,571,494

		$138,598,461

Business Services– 3.1%

Accenture Ltd., "A" (l)	796,920	$26,027,407

Amdocs Ltd. (l)(n)	3,221,210	106,686,475

First Data Corp.	1,220,700	55,090,191

Getty Images, Inc. (n)	255,550	20,707,217

Infosys Technologies Ltd., ADR (l)	238,000	16,850,400

		$225,361,690

Chemicals– 1.2%

3M Co.	424,920	$31,269,863

Monsanto Co.	663,100	55,620,828

		$86,890,691

Computer Software– 5.9%

Adobe Systems, Inc.	2,950,542	$113,949,932

Microsoft Corp.	6,211,640	167,093,116

Oracle Corp. (n)	9,356,590	116,208,848

Symantec Corp. (n)	1,601,874	27,055,652

		$424,307,548

Computer Software - Systems– 2.1%

Apple Computer, Inc. (n)	173,620	$11,899,915

Dell, Inc. (n)	3,678,840	106,686,360

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Massachusetts Investors Growth Stock Fund PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2006 - continued

Issuer	Shares/Par	Value ($)

Common Stocks – continued

Computer Software - Systems – continued

LG Philips LCD Co. Ltd., ADR (l)(n)	1,458,280	$32,344,650

		$150,930,925

Consumer Goods & Services– 2.9%

Colgate-Palmolive Co.	814,100	$44,352,168

eBay, Inc. (n)	292,000	11,697,520

Procter & Gamble Co.	2,565,336	153,740,587

		$209,790,275

Electrical Equipment– 2.5%

Cooper Industries Ltd., "A"	252,740	$21,154,338

Danaher Corp.	603,700	36,572,146

General Electric Co.	2,899,730	95,314,125

Rockwell Automation, Inc. (l)	435,400	29,681,218

		$182,721,827

Electronics– 7.7%

Analog Devices, Inc. (l)	1,298,830	$49,537,376

Applied Materials, Inc.	1,747,460	32,048,416

Intel Corp. (l)	5,874,490	121,014,494

Marvell Technology Group Ltd. (l)(n)	747,900	45,786,438

Samsung Electronics Co. Ltd.	37,320	26,155,234

Samsung Electronics Co. Ltd., GDR	311,070	110,041,013

SanDisk Corp. (l)(n)	1,146,450	69,176,793

Taiwan Semiconductor Manufacturing Co. Ltd., ADR (l)	3,186,919	31,008,722

Xilinx, Inc. (l)	2,712,480	73,996,454

		$558,764,940

Energy - Integrated– 0.1%

Amerada Hess Corp.	60,820	$8,412,014

Food & Drug Stores– 1.1%

CVS Corp.	2,876,820	$81,500,311

Food & Non-Alcoholic Beverages– 1.4%

PepsiCo, Inc.	1,762,770	$104,197,335

Gaming & Lodging– 3.6%

Carnival Corp.	1,390,710	$71,830,172

Harrah's Entertainment, Inc.	724,100	52,077,272

International Game Technology	1,739,700	62,229,069

Las Vegas Sands Corp. (l)(n)	291,950	15,575,533

Starwood Hotels & Resorts Worldwide, Inc.	957,100	60,775,850

		$262,487,896

General Merchandise– 4.2%

Kohl's Corp. (n)	1,754,900	$84,428,239

Target Corp.	1,211,600	65,911,040

Wal-Mart Stores, Inc.	3,400,760	154,258,474

		$304,597,753

Health Maintenance Organizations– 1.6%

UnitedHealth Group, Inc.	1,236,500	$72,001,395

WellPoint, Inc. (n)	546,400	41,958,056

		$113,959,451

Insurance– 2.2%

Ace Ltd. (l)	588,210	$32,780,943

American International Group, Inc. (l)	1,907,620	126,589,663

		$159,370,606

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Massachusetts Investors Growth Stock Fund PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2006 - continued

Issuer	Shares/Par	Value ($)

Common Stocks – continued

Internet– 1.7%

Google, Inc., "A" (n)	254,020	$92,112,732

Yahoo!, Inc. (n)	916,500	29,382,990

		$121,495,722

Leisure & Toys– 1.0%

Electronic Arts, Inc. (n)	1,383,340	$71,892,180

Machinery & Tools– 0.4%

Caterpillar, Inc. (l)	360,320	$26,332,186

Medical & Health Technology & Services– 0.2%

Caremark Rx, Inc. (n)	260,000	$12,935,000

Medical Equipment– 4.6%

Advanced Medical Optics, Inc. (n)	1,990,110	$88,520,093

Alcon, Inc. (l)	109,000	12,552,440

C.R. Bard, Inc. (l)	283,500	18,566,415

DENTSPLY International, Inc.	708,900	40,400,211

Medtronic, Inc. (l)	1,457,600	78,637,520

St. Jude Medical, Inc. (n)	1,624,000	74,054,400

Zimmer Holdings, Inc. (l)(n)	275,060	19,028,651

		$331,759,730

Network & Telecom– 8.2%

Cisco Systems, Inc. (n)	9,971,040	$201,813,850

Corning, Inc. (n)	6,726,100	164,184,101

Juniper Networks, Inc. (l)(n)	2,335,200	42,944,328

Nokia Corp., ADR	1,912,290	35,530,348

QUALCOMM, Inc.	3,152,450	148,827,165

		$593,299,792

Oil Services– 2.4%

GlobalSantaFe Corp. (l)	1,558,170	$86,229,128

Noble Corp.	442,350	32,694,089

Weatherford International Ltd. (n)	1,301,800	56,133,616

		$175,056,833

Personal Computers & Peripherals– 2.3%

EMC Corp. (n)	11,877,070	$166,516,521

Pharmaceuticals– 10.0%

Abbott Laboratories	2,323,310	$102,643,836

Allergan, Inc. (l)	248,190	26,869,049

Eli Lilly & Co.	1,866,720	103,826,966

Johnson & Johnson	1,927,940	111,145,741

Roche Holding AG (l)	610,370	90,344,079

Sanofi-Aventis	222,300	18,945,073

Teva Pharmaceutical Industries Ltd., ADR (l)	1,802,810	75,699,992

Wyeth	3,971,420	197,776,716

		$727,251,452

Railroad & Shipping– 0.2%

Norfolk Southern Corp.	287,800	$14,729,604

Restaurants– 0.2%

P.F. Chang's China Bistro, Inc. (l)(n)	310,400	$15,004,736

Special Products & Services– 0.5%

Ecolab, Inc. (l)	1,008,300	$36,490,377

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Massachusetts Investors Growth Stock Fund PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2006 - continued

Issuer	Shares/Par	Value ($)

Common Stocks – continued

Specialty Chemicals– 0.5%

Praxair, Inc.	710,580	$38,357,108

Specialty Stores– 3.8%

Home Depot, Inc. (l)	2,677,000	$112,835,550

Lowe's Cos., Inc.	520,970	35,519,735

PETsMART, Inc. (l)	1,260,500	32,722,580

Staples, Inc.	1,618,795	39,725,229

Williams-Sonoma, Inc. (l)(n)	1,376,800	55,746,632

		$276,549,726

Telecommunications - Wireless– 0.6%

America Movil S.A. de C.V., "L", ADR (l)	1,139,740	$39,583,170

Trucking– 2.0%

FedEx Corp.	1,324,150	$142,001,846

Total Common Stocks		$6,894,354,378

Short-Term Obligations – 0.7% (y)

General Electric Capital Corp., 4.56%, due 3/01/06	$48,297,000	$48,297,000

General Electric Capital Corp., 4.41%, due 3/13/06	903,000	901,673

Total Short-Term Obligations		$49,198,673

Repurchase Agreements – 3.6%

Goldman Sachs, 4.55%, dated 2/28/06, due 3/01/06, total to be received $87,011
(secured by various U.S. Treasury and Federal Agency obligations in a jointly
traded account)	$87,000	$87,000

Merrill Lynch & Co., 4.54%, dated 2/28/06, due 3/01/06, total to be received
$17,315,183 (secured by various U.S. Treasury and Federal Agency obligations
in a jointly traded account)	17,313,000	17,313,000

Morgan Stanley, 4.56%, dated 2/28/06, due 3/01/06, total to be received $244,592,978
(secured by various U.S. Treasury and Federal Agency obligations in a jointly
traded account)	244,562,000	244,562,000

Total Repurchase Agreements		$261,962,000

Collateral for Securities Loaned – 2.7%

Morgan Stanley Repurchase Agreement, 4.5825%, dated 02/28/06, due 03/01/06, total to be received $19,444,275 (secured by various U.S. Treasury and Federal
Agency obligations in an individually traded account)	$19,441,800	$19,441,800

Navigator Securities Lending Prime Portfolio, at Net Asset Value	177,969,298	177,969,298

Total Collateral for Securities Loaned		$197,411,098

Total Investments (k)		$7,402,926,149

Other Assets, Less Liabilities – (2.1)%		(150,755,149)

Net Assets – 100.0%		$7,252,171,000

(n)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(y)	The rate shown represents an annualized yield at time of purchase.
(k)	As of February 28, 2006, the fund had one security that was fair valued, aggregating $26,155,234 and 0.4% of net assets in accordance with the policies adopted by the Board of Trustees.

The following abbreviations are used in the Portfolio of Investments and are defined:
ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Massachusetts Investors Growth Stock Fund
Supplemental Schedules (Unaudited) 02/28/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost (1)	$7,502,804,607
Gross unrealized appreciation	$201,587,332
Gross unrealized depreciation	(301,465,790)
Net unrealized appreciation (depreciation)	$(99,878,458)

(1) Aggregate cost includes prior fiscal year end tax adjustments.

5

ITEM 2. CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MASSACHUSETTS INVESTORS GROWTH STOCK FUND

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: April 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: April 24, 2006

By (Signature and Title)*	TRACY ATKINSON
Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 24, 2006 * Print name and title of each signing officer under his or her signature.